Warrant (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Convertible debt	$ 100,000	$ 100,000
Warrants issued to purchase common stock	100,000	100,000
Exercise price of warrants	$ 1.00	$ 1.00
Warrant expiration date	Apr. 15, 2020	Apr. 15, 2020
ViaOne Services LLC [Member]
Short-term Debt [Line Items]
Warrants issued to purchase common stock	1,000,000
Convertible Notes Payable [Member] | ViaOne Services LLC [Member]
Short-term Debt [Line Items]
Exercise price of warrants	$ 0.42
Repayment of convertible debt	$ 1,000,000
Debt instrument interest rate	8.00%